Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2013	87
2014	87
2015	85
2016	13
Total	274
Less amounts representing interest	(18)
Future payments on capital leases	256
Less current portion	77
Long term portion	179